September 24, 2018

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – EDGAR

RE:    Initial Registration Statement on Form N-6

RiverSource of New York Account 8 (“Registrant”)

Investment Company Act No. 811-05213

RiverSource Variable Universal Life 6 Insurance

Dear Commissioners:

On behalf of RiverSource of New York Account 8 (“Registrant”), RiverSource Life Insurance Co. of New York (“Company”) is filing electronically this Initial Registration Statement on Form N-6. The purpose of this filing is to introduce an enhanced flexible premium variable life insurance policy to be sold through an existing separate account.

In accordance with SEC Release No. IC-13768 (February 15, 1984), Registrant requests selective review of the Initial Registration Statement. Registrant requests selective review because this Registration Statement is substantially similar to Registrant’s Post-Effective Amendment No. 9 File Nos. 333-183262/811-05213, filed on or about April 26, 2018. Registrant does not believe any problem areas exist that would warrant particular attention. Polices described in the Initial Registration Statement differ fundamentally from those described in the Post-Effective Amendment No. 9 in the following respects.

•	Change to minimum specified amount.

•	Changes to the minimum initial premium period.

•	Changes to pricing based on the 2017 CSO mortality table.

•	Expanded subaccount options that do not include a distribution fee.

•	Changes to the minimum initial premium guarantee.

•	Certain rider changes.

The prospectus and Statement of Additional Information relating to the above-listed flexible premium variable life insurance policy have been marked to show those changes.

If there is anything I can do to expedite review of the enclosed Initial Registration Statement, or if you have any questions or comments, please call me at (612) 678-4177.

Thank you for your attention to this matter.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary